UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710

Denver, CO 80265

 (Address of principal executive offices) (Zip code)

Steve Rogers

1050 17th Street, Suite 1710

Denver, CO 80265

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

SEMI-ANNUAL REPORT

June 30, 2018

Shelton Greater China Fund

Shelton BDC Income Fund

Shelton Real Estate Income Fund

Shelton Tactical Credit Fund

Shelton International Select Equity Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2018

About Your Fund's Expenses	2
Top Holdings and Sector Breakdown	4
Portfolio of Investments	6
Statements of Assets & Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	19
Notes to Financial Statements	26
Additional Information	31
Board of Trustees and Executive Officers	32
Board Approval of the Investment Advisory Agreement	33

About Your Fund’s Expenses (Unaudited)	June 30, 2018

The Funds’ advisor, Shelton Capital Management (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. There is a redemption fee of 2% for shares of the Greater China Fund purchased that are held for 90 days or less from the date of purchase.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

About Your Fund’s Expenses (Unaudited) (Continued)	June 30, 2018

	Beginning Account Value January 1, 2018 (in U.S. Dollars)	Ending Account Value June 30, 2018 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)	Net Annual Expense Ratio
Greater China Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 956	$ 9.60	1.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,015	$ 9.89	1.98%

BDC Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,019	$ 52.01	10.39%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 973	$ 50.83	10.39%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,017	$ 53.21	10.64%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 972	$ 52.02	10.64%

Real Estate Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 985	$ 5.76	1.17%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.86	1.17%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 984	$ 6.99	1.42%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.11	1.42%

Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,029	$ 7.24	1.44%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.21	1.44%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,028	$ 8.50	1.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 8.45	1.69%

International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,006	$ 4.92	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.96	0.99%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,005	$ 6.16	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2018

Shelton Greater China

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Tencent Holdings Ltd	$1,089,225	13.48%
2	Taiwan Semiconductor Manufacturing Co Ltd	484,887	6.00%
3	AIA Group Ltd	398,723	4.94%
4	Alibaba Group Holding Ltd	381,264	4.72%
5	China Construction Bank Corp	346,538	4.29%
6	Ping An Insurance Group Co of China Ltd	276,084	3.42%
7	Haier Electronics Group Co Ltd	256,677	3.18%
8	Sun Hung Kai Properties Ltd	228,878	2.83%
9	Daikin Industries Ltd	215,646	2.67%
10	China State Construction International Holdings Ltd	207,780	2.57%

Shelton BDC Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ares Capital Corp	$2,313,215	19.77%
2	Solar Capital Ltd	1,883,934	16.11%
3	Hercules Capital Inc	1,101,183	9.41%
4	PennantPark Floating Rate Capital Ltd	942,540	8.06%
5	TCP Capital Corp	903,125	7.72%
6	TriplePoint Venture Growth BDC Corp	858,640	7.34%
7	TPG Specialty Lending Inc	611,754	5.23%
8	Saratoga Investment Corp	570,305	4.88%
9	Oaktree Strategic Income Corp	563,236	4.81%
10	Apollo Investment Corp	509,822	4.36%

Shelton Real Estate Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	DDR Corp	$508,635	7.29%
2	Blackstone Mortgage Trust Inc	433,388	6.21%
3	Starwood Property Trust Inc	423,475	6.07%
4	Apollo Commercial Real Estate Finance Inc	410,605	5.88%
5	GGP Inc	408,000	5.85%
6	AvalonBay Communities Inc	340,858	4.88%
7	Duke Realty Corp	317,879	4.55%
8	QTS Realty Trust Inc	225,150	3.23%
9	CBL & Associates Properties Inc	214,065	3.07%
10	Brixmor Property Group Inc	206,546	2.96%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	June 30, 2018

Shelton Tactical Credit Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Golden Nugget Inc	$2,054,420	7.09%
2	BlueLine Rental Finance Corp / BlueLine Rental LLC	1,595,850	5.51%
3	McDermott Technology Americas Inc / McDermott Technology US Inc	1,563,750	5.40%
4	DJO Finance LLC / DJO Finance Corp	1,518,300	5.24%
5	Avantor Inc	1,511,550	5.22%
6	Rackspace Hosting Inc	1,507,500	5.20%
7	Hertz Corp/The	1,440,000	4.97%
8	West Corp	1,368,750	4.72%
9	First Data Corp	1,301,975	4.49%
10	Icahn Enterprises LP / Icahn Enterprises Finance Corp	1,259,375	4.35%

Shelton International Select Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ambu A/S	$2,043,582	4.64%
2	Wirecard AG	1,691,168	3.84%
3	AIA Group Ltd	1,617,626	3.67%
4	L'Oreal SA	1,481,622	3.36%
5	Alibaba Group Holding Ltd	1,429,509	3.25%
6	Tencent Holdings Ltd	1,415,491	3.21%
7	CRH PLC	1,358,088	3.08%
8	KBC Group NV	1,326,655	3.01%
9	Unilever NV	1,326,136	3.01%
10	Beiersdorf AG	1,322,655	3.00%

Shelton Greater China Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018

Security Description	Shares	Value
Common Stock (98.28%)

Basic Materials (1.38%)
Sinopec Shanghai Petrochemical	186,000	$113,324

Total Basic Materials		113,324

Communications (26.84%)
Internet (23.00%)
Alibaba Group Holding Ltd	2,055	381,264
CyberAgent Inc	3,000	180,382
YY Inc	800	80,376
Start Today Co Ltd	4,400	159,491
Tencent Holdings Ltd	21,700	1,089,225
		1,890,738

Telecommunications (3.84%)
China Mobile Ltd	20,900	185,678
Chunghwa Telecom Co Ltd	36,000	129,885
		315,563

Total Communications		2,206,301

Consumer, Cyclical (9.07%)
Galaxy Entertainment Group Ltd	18,000	139,380
ITOCHU Corp	6,700	121,431
Great Wall Motor Co Ltd	111,000	84,890
Haier Electronics Group Co Ltd	75,000	256,677
ANTA Sports Products Ltd	27,000	142,994

Total Consumer, Cyclical		745,372

Consumer, Non-Cyclical (5.89%)
New Oriental Education & Techn	1,000	94,660
Uni-President Enterprises Corp	57,374	145,653
Sino Biopharmaceutical Ltd	88,050	135,126
China Mengniu Dairy Co Ltd	32,000	108,496

Total Consumer, Non-Cyclical		483,935

Diversified (1.68%)
CK Hutchison Holdings Ltd	13,000	137,863

Total Diversified		137,863

Energy (3.03%)
CNOOC Ltd	56,000	96,647
PetroChina Co Ltd	200,000	152,190

Total Energy		248,837

Financial (28.19%)
Banks (8.73%)
DBS Group Holdings Ltd	10,300	201,014
China Construction Bank Corp	375,000	346,538
Bank of China Ltd	343,000	170,069
		717,621

Diversified Financial Services (2.98%)
Fubon Financial Holding Co Ltd	54,713	91,701
Hong Kong Exchanges & Clearing	5,100	153,414
		245,115

Insurance (10.33%)
AIA Group Ltd	45,600	398,723
China Taiping Insurance Holdings	55,764	174,497
Ping An Insurance Group Co of	30,000	276,084
		849,304

Real Estate (6.15%)
CK Asset Holdings Ltd	13,000	103,232
Hysan Development Co Ltd	31,000	173,068
Sun Hung Kai Properties Ltd	15,166	228,878
		505,178

Total Financial		2,317,218

Industrial (13.27%)
Daikin Industries Ltd	1,800	215,646
Largan Precision Co Ltd	1,000	147,269
Komatsu Ltd	6,900	197,348
Yaskawa Electric Corp	5,500	194,398
China State Construction Inter	202,500	207,780
China Communications Services	202,000	127,965

Total Industrial		1,090,406

Technology (5.90%)
Taiwan Semiconductor Manufacturing	68,284	484,887

Total Technology		484,887

Utilities (3.03%)
China Longyuan Power Group Corp	152,000	122,446
China Resources Power Holdings	72,000	126,830

Total Utilities		249,276

Total Common Stock (Cost $6,195,319)		8,077,419

Total Investments (Cost $6,195,319) (a) (98.28%)		$8,077,419
Other Net Assets (1.72%)		141,742
Net Assets (100.00%)		$8,219,161

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,548,496

At June 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,768,373
Unrealized depreciation	(239,450)
Net unrealized appreciation	$1,528,923

See accompanying notes to financial statements.

Shelton BDC Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018

Security Description	Shares	Value
Common Stock (94.60%)

Financial (94.60%)
Diversified Financial Services (0.42%)
NewStar Financial Inc	100,410	$49,402
		49,402

Investment Company (84.82%)
Apollo Investment Corp	91,530	509,822
Ares Capital Corp	140,621	2,313,215
BlackRock Capital Investment C	36,000	209,880
Goldman Sachs BDC Inc	23,680	484,966
Main Street Capital Corp	3,000	114,180
New Mountain Finance Corp	26,800	364,480
Oaktree Strategic Income Corp	66,263	563,236
PennantPark Floating Rate Capital	69,000	942,540
PennantPark Investment Corp	31,000	217,155
Solar Capital Ltd	92,169	1,883,934
TCP Capital Corp	62,500	903,125
TPG Specialty Lending Inc	34,100	611,754
TriplePoint Venture Growth BDC	69,078	858,640
		9,976,927

Private Equity (9.36%)
Hercules Capital Inc	87,050	1,101,183
		1,101,183

Total Financial		11,127,512

Total Common Stock (Cost $11,533,355)		11,127,512

Preferred Stock (4.85%)

Financial (4.85%)
SARATOGA INVESTMENT CORP*	22,011	570,305

Total Financial		570,305

Total Preferred Stock (Cost $550,275)		570,305

Total Investments (Cost $12,083,630) (a) (99.45%)		$11,697,817
Other Net Assets (0.55%)		64,206
Net Assets (100.00%)		$11,762,023

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $12,127,407

At June 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$73,134
Unrealized depreciation	(502,724)
Net unrealized depreciation	$(429,590)

See accompanying notes to financial statements.

Shelton Real Estate Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018

Security Description	Shares	Value
Common Stock (75.18%)

Financial (75.18%)
REITS-Diversified (1.94%)
Liberty Property Trust	3,080	$136,536
		136,536

REITS-Health Care (3.33%)
Healthcare Trust of America Inc	6,056	163,270
Physicians Realty Trust	4,500	71,730
		235,000

REIT-Industrial (9.02%)
DCT Industrial Trust Inc	840	56,053
Duke Realty Corp	10,950	317,879
Prologis Inc	2,650	174,079
Rexford Industrial Realty Inc	2,820	88,520
		636,531

REIT-Mortgage (17.96%)
Apollo Commercial Real Estate	22,462	410,605
Blackstone Mortgage Trust Inc	13,789	433,388
Starwood Property Trust Inc	19,506	423,475
		1,267,468

REIT-Office (7.64%)
Boston Properties Inc	643	80,645
Douglas Emmett Inc	2,180	87,592
Hudson Pacific Properties Inc	2,750	97,433
Kilroy Realty Corp	1,770	133,883
Mack-Cali Realty Corp	3,220	65,302
SL Green Realty Corp	740	74,392
		539,247

REIT-Residential (12.15%)
American Homes 4 Rent	2,178	48,308
Apartment Investment & Management	2,155	91,157
AvalonBay Communities Inc	1,983	340,858
Equity Residential	1,340	85,345
Essex Property Trust Inc	360	86,065
Sun Communities Inc	2,100	205,548
		857,281

REIT-Retail (8.30%)
Brixmor Property Group Inc	11,850	206,546
DDR Corp	2,904	51,982
GGP Inc	7,140	145,870
Simon Property Group Inc	1,065	181,252
		585,650

REIT-Specialized (14.84%)
American Tower Corp	1,330	191,746
Crown Castle International Corp	1,710	184,372
CubeSmart	3,250	104,715
CyrusOne Inc	2,185	127,517
EPR Properties	1,996	129,321
Equinix Inc	140	60,185
QTS Realty Trust Inc	5,700	225,150
Weyerhaeuser Co	645	23,517
		1,046,523

Total Financial		5,304,236

Total Common Stock (Cost $5,078,881)		5,304,236

Preferred Stock (23.75%)

Financial (23.75%)
REITS-Diversified (0.20%)
PS Business Parks Inc 5.75%	567	14,305
		14,305

REIT-Industrial (1.52%)
STAG Industrial Inc 6.625%	4,280	107,171
		107,171

REIT-Mortgage (2.78%)
ARMOUR Residential REIT Inc 7.875%	7,900	196,473
		196,473

REIT-Retail (18.96%)
CBL & Associates Properties Inc 6.625%	12,388	214,065
Cedar Realty Trust Inc 7.25%	3,171	73,948
DDR Corp 6.25%	22,250	508,634
GGP Inc 6.375%	17,000	408,000
Kimco Realty Corp 6%	5,306	132,755
		1,337,402

REIT-Specialized (0.29%)
Digital Realty Trust Inc 5.875%	800	20,328
		20,328

Total Financial		1,675,679

Total Preferred Stock (Cost $1,631,138)		1,675,679

Total Investments (Cost $6,710,019) (a) (98.93%)		$6,979,915
Other Net Assets (1.07%)		75,565
Net Assets (100.00%)		$7,055,480

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,715,522

At June 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$605,134
Unrealized depreciation	(340,741)
Net unrealized appreciation	$264,393

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018

Security Description	Par Value	Rate	Maturity	Value
Corporate Debt (84.87%)

Communications (12.89%)
Altice Luxembourg SA	$1,000,000	7.750%	05/15/2022	$967,500
Frontier Communications Corp	1,500,000	11.000%	09/15/2025	1,199,550
Intelsat Luxembourg SA	1,500,000	8.125%	06/01/2023	1,215,000
Sprint Corp	1,000,000	7.625%	02/15/2025	1,020,010

Total Communications				4,402,060

Consumer, Cyclical (12.26%)
BCD Acquisition Inc	1,000,000	9.625%	09/15/2023	1,065,000
Golden Nugget Inc	2,000,000	8.750%	10/01/2025	2,054,420
Scientific Games International Inc	1,000,000	10.000%	12/01/2022	1,066,970

Total Consumer, Cyclical				4,186,390

Consumer, Non-Cyclical (25.45%)
Healthcare-Products (15.17%)
DJO Finance LLC / DJO Finance Corp	1,500,000	8.125%	06/15/2021	1,518,300
Kinetic Concepts Inc / KCI USA Inc	1,000,000	12.500%	11/01/2021	1,105,000
Tenet Healthcare Corp	1,000,000	8.125%	04/01/2022	1,045,520
Avantor Inc	1,500,000	9.000%	10/01/2025	1,511,550
				5,180,370

Commercial Services (10.28%)
Herc Rentals Inc	919,000	7.500%	06/01/2022	971,843
Hertz Corp/The	1,500,000	7.625%	06/01/2022	1,440,000
Weight Watchers International Inc	1,000,000	8.625%	12/01/2025	1,097,450
				3,509,293

Total Consumer, Non-Cyclical				8,689,663

Energy (7.60%)
McDermott Technology Americas Inc / McDermott Technology US Inc	1,500,000	10.625%	05/01/2024	1,563,750
Noble Holding International Ltd	1,000,000	7.875%	02/01/2026	1,030,000

Total Energy				2,593,750

Financial (6.66%)
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1,250,000	6.750%	02/01/2024	1,259,375
Jefferies Finance LLC / JFIN Co-Issuer Corp	1,000,000	7.500%	04/15/2021	1,015,000

Total Financial				2,274,375

Industrial (4.67%)
BlueLine Rental Finance Corp / BlueLine Rental LLC	1,500,000	9.250%	03/15/2024	1,595,850

Total Industrial				1,595,850

See accompanying notes to financial statements.

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018 (Continued)

Security Description	Par Value	Rate	Maturity	Value
Technology (15.34%)
Dell International LLC / EMC Corp	$1,000,000	7.125%	06/15/2024	$1,059,429
First Data Corp	1,250,000	7.000%	12/01/2023	1,301,975
Rackspace Hosting Inc	1,500,000	8.625%	11/15/2024	1,507,500
West Corp	1,500,000	8.500%	10/15/2025	1,368,750

Total Technology				5,237,654

Total Corporate Debt (Cost $28,496,901)				28,979,742

Total Investments (Cost $28,496,901) (a) (84.87%)				$28,979,742
Other Net Assets (15.13%)				5,165,842
Net Assets (100.00%)				$34,145,584

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $28,958,973

At June 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$133,547
Unrealized depreciation	(112,778)
Net unrealized appreciation	$20,769

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018

Security Description	Shares	Value
Common Stock (96.61%)

Belgium (2.91%)
KBC Group NV	17,185	$1,326,655

Total Belgium		1,326,655

Britain (9.58%)
ASOS PLC	8,760	705,721
Intertek Group PLC	17,500	1,320,647
Rio Tinto PLC	18,280	1,014,174
Unilever NV	23,800	1,326,136

Total Britain		4,366,678

China (8.15%)
Alibaba Group Holding Ltd	7,705	1,429,509
Ping An Insurance Group Co	94,300	867,823
Tencent Holdings Ltd	28,200	1,415,491

Total China		3,712,823

Colombia (2.21%)
Bancolombia SA	21,100	1,008,158

Total Colombia		1,008,158

Denmark (4.48%)
Ambu A/S	60,600	2,043,582

Total Denmark		2,043,582

France (12.83%)
BNP Paribas SA	17,930	1,113,489
L'Oreal SA	6,000	1,481,622
Thales SA	8,700	1,120,901
TOTAL SA	21,432	1,306,448
Valeo SA	15,100	825,437

Total France		5,847,897

Germany (9.01%)
adidas AG	5,000	1,091,368
Beiersdorf AG	11,650	1,322,655
Wirecard AG	10,500	1,691,168

Total Germany		4,105,191

Hong Kong (5.94%)
Sino Biopharmaceutical Ltd	710,700	1,090,674
AIA Group Ltd	185,000	1,617,626

Total Hong Kong		2,708,300

Indonesia (1.80%)
Bank Rakyat Indonesia Persero	4,141,150	820,716

Total Indonesia		820,716

Ireland (2.98%)
CRH PLC	38,326	1,358,088

Total Ireland		1,358,088

See accompanying notes to financial statements.

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2018 (Continued)

Security Description	Shares	Value
Japan (12.91%)
CyberAgent Inc	19,500	$1,172,482
Daikin Industries Ltd	7,700	922,485
ITOCHU Corp	53,200	964,194
Komatsu Ltd	31,000	886,634
Start Today Co Ltd	30,850	1,118,248
Yaskawa Electric Corp	23,200	820,006

Total Japan		5,884,049

Luxembourg (1.92%)
ArcelorMittal	29,828	874,473

Total Luxembourg		874,473

Netherlands (4.84%)
ING Groep NV	76,700	1,103,986
Royal Dutch Shell PLC	31,800	1,103,759

Total Netherlands		2,207,745

Norway (1.93%)
Norsk Hydro ASA	146,600	877,578

Total Norway		877,578

Singapore (2.53%)
DBS Group Holdings Ltd	59,050	1,152,417

Total Singapore		1,152,417

Switzerland (6.89%)
dormakaba Holding AG	1,151	805,045
Givaudan SA	517	1,172,550
Nestle SA	15,000	1,161,450

Total Switzerland		3,139,045

Taiwan (2.84%)
Taiwan Semiconductor Manufacturing	35,400	1,294,224

Total Taiwan		1,294,224

Thailand (2.86%)

Bangkok Bank PCL	218,200	1,307,357

Total Thailand		1,307,357

Total Common Stock (Cost $33,106,330)		44,034,976

Total Investments (Cost $33,106,330) (a) (96.61%)		$44,034,976
Other Net Assets (3.39%)		1,546,328
Net Assets (100.00%)		$45,581,304

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $33,116,336

At June 30, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$11,643,987
Unrealized depreciation	(725,347)
Net unrealized appreciation	$10,918,640

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2018

	Shelton Greater China Fund	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton Tactical Credit Fund	Shelton International Select Equity Fund
Assets
Investments in securities
Cost of investments	$6,195,319	$12,083,630	$6,710,019	$28,496,901	$33,106,330
Market value of investments (Note 1)	8,077,419	11,697,817	6,979,915	28,979,742	44,034,976
Cash	148,286	206,127	75,518	5,042,383	1,344,649
Foreign Cash (Cost $5,465, $0, $0, $0 and $4,415 respectively)	5,413	—	—	—	4,415
Dividend and interest receivable	60,371	94,659	70,123	539,526	54,687
Receivable from investment advisor	1,649	5,023	2,869	6,335	7,664
Receivable for securities sold	—	—	—	1,522,500	312,749
Reclaim Receivable	—	—	2,944	—	270,118
Prepaid expenses	1,942	15,480	17,794	26,871	30,343
Total assets	$8,295,080	$12,019,106	$7,149,163	$36,117,357	$46,059,601

Liabilities
Payables and other liabilities
Securities Purchased	—	—	—	1,438,125	—
Investment advisor	8,938	9,227	6,467	32,770	58,179
Distributions payable	47,802	235,931	76,673	468,761	372,875
12b-1 fees	—	1,499	710	6,683	2,423
Administration fees	623	896	522	2,801	3,899
Printing fees	3,291	—	—	—	—
Audit fees	—	—	—	11,206	23,700
Custody fees	6,857	1,337	2,714	1,138	9,504
Fund accounting fees	2,700	2,103	2,576	2,261	—
Legal fees	637	268	125	895	—
Transfer agent fees	3,218	4,188	2,370	2,398	4,890
CCO fees	113	620	141	693	727
Trustee Fees	1,452	302	845	427	543
Expenses	288	712	540	3,615	1,557
Total liabilities	75,919	257,083	93,683	1,971,773	478,297

Net assets	$8,219,161	$11,762,023	$7,055,480	$34,145,584	$45,581,304

Net assets at June 30, 2018 consist of
Paid-in capital	6,764,645	15,637,512	8,402,322	35,299,888	92,125,880
Undistributed net investment income	(149,262)	(1,601)	(1,270)	10,719	223
Accumulated net realized gain (loss)	(277,598)	(3,488,075)	(1,615,618)	(1,647,864)	(57,477,504)
Unrealized appreciation (depreciation) of investments	1,881,376	(385,813)	270,046	482,841	10,932,705
Total net assets	$8,219,161	$11,762,023	$7,055,480	$34,145,584	$45,581,304

Net assets
Direct Shares	$8,219,161
Institutional Shares		$1,500,378	$121,989	$19,049,967	$42,306,958
Investor Shares		$10,261,645	$6,933,491	$15,095,617	$3,274,346

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	946,567
Institutional Shares (no par value, unlimited shares authorized)	—	172,863	14,627	1,837,552	1,989,458
Investor Shares (no par value, unlimited shares authorized)	—	1,171,066	809,119	1,458,894	154,288

Net asset value per share
Direct or Institutional Shares	$8.68	$8.68	$8.34	$10.37	$21.27
Investor Shares	$—	$8.76	$8.57	$10.35	$21.22

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2018

	Shelton Greater China Fund	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton Tactical Credit Fund	Shelton International Select Equity Fund
Investment income
Interest income	$—	$2,563	$6,757	$1,072,894	$101
Dividend income (net of foreign tax witheld: $8,407, $—, $—, $—, and $94,261 respectively)	110,386	615,977	205,205	20,610	685,089
Total	110,386	618,540	211,962	1,093,504	685,190

Expenses
Management fees (Note 2)	55,786	61,756	31,824	178,595	175,629
Administration fees (Note 2)	3,873	5,992	3,471	15,265	23,734
Transfer agent fees	3,374	8,455	5,340	2,653	5,535
Accounting services	13,515	11,731	9,527	14,674	18,111
Custodian fees	11,766	1,350	1,535	2,874	18,774
Legal and audit fees	5,733	6,963	4,137	14,043	21,363
CCO fees (Note 2)	632	962	557	2,191	3,316
Trustees fees	2,297	2,442	2,320	2,348	2,347
Insurance	281	621	433	755	1,471
Printing	1,339	2,483	1,460	3,942	6,924
Registration and dues	913	9,620	5,698	16,073	7,967
12b-1 fees Investor Shares (Note 2)	—	15,285	9,798	15,784	4,425
Other expenses	2,064	730	—	—	1,137
Total expenses	101,573	128,390	76,100	269,197	290,733
Less reimbursement from manager (Note 2)	(10,547)	(26,494)	(20,111)	(34,092)	(46,923)
Net expenses	91,026	101,896	55,989	235,105	243,810
Net investment income	19,360	516,644	155,973	858,399	441,380

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	547,556	(369,820)	(200,734)	229,417	2,220,577
Change in unrealized appreciation (depreciation) of investments	(844,588)	34,504	(229,488)	(285,784)	(2,279,329)
Net realized and unrealized gain (loss) on investments	(297,032)	(335,316)	(430,222)	(56,367)	(58,752)

Net increase (decrease) in net assets resulting from operations	$(277,672)	$181,328	$(274,249)	$802,032	$382,628

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Shelton Greater China Fund		Shelton BDC Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$19,360	$108,839	$516,644	$901,875
Net realized gain (loss) on investments and foreign currency transactions	547,556	811,633	(369,820)	1,082,001
Change in unrealized appreciation (depreciation) of investments	(844,588)	1,507,773	34,504	(1,501,151)
Net increase (decrease) in net assets resulting from operations	(277,672)	2,428,245	181,328	482,725

Distributions to shareholders
Distributions from net investment income
Direct shares	(58,846)	(187,315)	—	—
Institutional Shares (Advisor Class I Shares)	—	—	(67,806)	(81,809)
Investor Shares (Class A Shares)	—	—	(511,692)	(823,864)
Class C Shares	—	—		—
Distributions from return of capital
Institutional shares	—	—	—	—
Investor shares (Class A)	—	—	—	—
Class C	—	—	—	—
Distributions from realized capital gains on investments
Institutional shares	—	—	—	—
Investor shares (Class A)	—	—	—	—
Class C	—	—	—	—
Total Distributions	(58,846)	(187,315)	(579,498)	(905,673)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(329,657)	(555,928)	(2,935,467)	1,484,333
Total increase (decrease)	(666,175)	1,685,002	(3,333,637)	1,061,385

Net assets
Beginning of year	8,885,336	7,200,334	15,095,660	14,034,275
End of year	8,219,161	8,885,336	11,762,023	15,095,660
Including undistributed net investment income (loss) of:	$(149,262)	$(109,776)	$(1,601)	$61,253

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Real Estate Income Fund		Shelton International Select Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended (a) December 31, 2017
Operations
Net investment income (loss)	$155,973	$421,013	$441,380	$220,091
Net realized gain (loss) on investments and foreign currency transactions	(200,734)	86,842	2,220,577	3,419,712
Change in unrealized appreciation (depreciation) of investments	(229,488)	(44,486)	(2,279,329)	4,873,836
Net increase (decrease) in net assets resulting from operations	(274,249)	463,369	382,628	8,513,639

Distributions to shareholders
Distributions from net investment income
Direct shares	—	—	—	—
Institutional Shares (Advisor Class I Shares)	(2,388)	(12,436)	(412,083)	(808,165)
Investor Shares (Class A Shares)	(141,819)	(378,226)	(27,801)	(72,892)
Class C Shares		—		—
Distributions from return of capital
Institutional shares		—		(23,185)
Investor shares (Class A)		—		(2,091)
Class C		—		—
Distributions from realized capital gains on investments
Institutional shares		—	—	—
Investor shares (Class A)		—	—	—
Class C		—	—	—
Total Distributions	(144,207)	(390,662)	(439,884)	(906,333)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,573,191)	(5,831,563)	(969,959)	(4,223,528)
Total increase (decrease)	(2,991,647)	(5,758,856)	(1,027,215)	3,383,778

Net assets
Beginning of year	10,047,127	15,805,983	46,608,519	43,224,741
End of year	7,055,480	10,047,127	45,581,304	46,608,519
Including undistributed net investment income (loss) of:	$(1,270)	$(13,036)	$223	$(1,273)

(a)	For the eight month period ending December 31, 2017.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Tactical Credit Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended (a) December 31, 2017
Operations
Net investment income (loss)	$858,399	$1,067,722
Net realized gain (loss) on investments and foreign currency transactions	229,417	37,752
Total net realized gain (loss)	229,417	37,752
Change in unrealized appreciation (depreciation) of investments	(285,784)	(637,943)
Total net change in unrealized appreciation (depreciation) of investments	(285,784)	(637,943)
Net increase (decrease) in net assets resulting from operations	802,032	467,531

Distributions to shareholders
Distributions from net investment income
Institutional Shares (Advisor Class I Shares)	(513,272)	(748,463)
Investor Shares (Class A Shares)	(346,980)	(475,435)
Class C Shares		—
Distributions from realized capital gains on investments
Institutional shares		—
Investor shares (Class A)		—
Class C		—
Total Distributions	(860,252)	(1,223,898)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	8,501,085	(9,262,057)
Total increase (decrease)	8,442,865	(10,018,424)

Net assets
Beginning of year	25,702,719	35,721,143
End of year	34,145,584	25,702,719
Including undistributed net investment income (loss) of:	$10,719	$12,572

(a)	For the eight month period ending December 31, 2017.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Greater China Fund	Direct Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	9,075	$84,761	8,082	$64,143
Shares issued in reinvestment of distributions	986	8,950	17,789	152,102
Shares repurchased	(45,321)	(423,368)	(93,080)	(772,173)
Net increase (decrease)	(35,260)	$(329,657)	(67,209)	$(555,928)

Shelton BDC Income Fund (See Note 5)	Institutional Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	27,965	$242,672	163,416	$1,540,708
Shares issued in reinvestment of distributions	475	4,001	1,926	17,810
Shares repurchased	(36,008)	(311,611)	(31,072)	(289,683)
Net increase (decrease)	(7,568)	$(64,938)	134,270	$1,268,835

	Investor Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	135,592	$1,218,666	518,679	$4,933,025
Shares issued in reinvestment of distributions	18,241	155,234	46,680	437,007
Shares repurchased	(479,381)	(4,244,429)	(546,388)	(5,154,534)
Net increase (decrease)	(325,548)	$(2,870,529)	18,971	$215,498

Shelton Real Estate Income Fund (See Note 5)	Institutional Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	755	$6,186	14,323	$126,012
Shares issued in reinvestment of distributions	131	1,044	1,420	12,436
Shares repurchased	(1,457)	(12,010)	(103,476)	(927,519)
Net increase (decrease)	(571)	$(4,780)	(87,733)	$(789,071)

	Investor Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	6,041	$50,200	122,004	$1,084,989
Shares issued in reinvestment of distributions	6,648	54,577	36,235	320,416
Shares repurchased	(320,207)	(2,673,188)	(724,943)	(6,447,897)
Net increase (decrease)	(307,518)	$(2,568,411)	(566,704)	$(5,042,492)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Tactical Credit Fund	Institutional Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	472,618	$4,958,195	422,690	$4,457,159
Shares issued in reinvestment of distributions	23,513	241,008	69,814	727,118
Shares repurchased	(324,383)	(3,382,069)	(673,568)	(7,116,851)
Net increase (decrease)	171,748	$1,817,134	(181,064)	$(1,932,574)

	Investor Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	824,948	$8,607,772	237,943	$2,492,290
Shares issued in reinvestment of distributions	14,195	145,215	45,543	473,115
Shares repurchased	(199,263)	(2,069,036)	(985,625)	(10,294,888)
Net increase (decrease)	639,880	$6,683,951	(702,139)	$(7,329,483)

Shelton International Select Equity Fund	Institutional Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	177,971	$3,797,833	131,505	$2,520,264
Shares issued in reinvestment of distributions	2,923	62,347	40,564	807,223
Shares repurchased	(198,258)	(4,320,143)	(313,889)	(6,169,368)
Net increase (decrease)	(17,364)	$(459,963)	(141,820)	$(2,841,881)

	Investor Shares
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Value	Shares	Value
Shares sold	7,546	$166,585	2,971	$60,349
Shares issued in reinvestment of distributions	98	2,084	3,118	61,964
Shares repurchased	(31,078)	(678,665)	(77,447)	(1,503,960)
Net increase (decrease)	(23,434)	$(509,996)	(71,358)	$(1,381,647)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton Greater China Fund Direct Shares	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of year	$9.05	$6.86	$6.89	$7.55	$7.21	$7.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.11	0.10	0.05	0.08	0.03
Net gain (loss) on securities (both realized and unrealized)	(0.33)	2.27	0.03	(0.58)	0.36	0.28
Total from investment operations	(0.31)	2.38	0.13	(0.53)	0.44	0.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.19)	(0.16)	(0.13)	(0.10)	(0.22)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.06)	(0.19)	(0.16)	(0.13)	(0.10)	(0.22)
Net asset value, end of year	$8.68	$9.05	$6.86	$6.89	$7.55	$7.21

Total return	(3.41)%	34.85%	1.95%	(7.05)%	6.19%	4.34%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,219	$8,885	$7,200	$7,726	$10,332	$11,415
Ratio of expenses to average net assets:
Before expense reimbursements	1.13%	2.62%	3.13%	2.60%	2.69%	3.00%
After expense reimbursements	1.01%	1.98%	1.97%	1.98%	1.98%	2.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.07%	0.67%	0.43%	0.01%	0.33%	(0.22)%
After expense reimbursements	0.19%	1.31%	1.47%	0.63%	1.04%	0.42%
Portfolio turnover	17%	25%	11%	0%	5%	10%

Shelton BDC Income Fund (c)	Institutional Shares			Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016 (b)(c)	Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (d)(i)
Net asset value, beginning of year	$8.92	$9.11	$8.40	$9.65		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.35	0.59	0.44	0.80		1.55
Net gain (loss) on securities (both realized and unrealized)	(0.19)	(0.22)	0.72	(1.36)		(1.40)
Total from investment operations	0.16	0.37	1.16	(0.56)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.56)	(0.45)	(0.69)		(0.50)
Distributions from capital gains	—	—	—
Total distributions	(0.40)	(0.56)	(0.45)	(0.69)		(0.50)
Net asset value, end of year	$8.68	$8.92	$9.11	$8.40		$9.65

Total return	1.87%	3.94%	14.07%	(5.76	)%(e)	1.59	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,500	$1,610	$420	$443		$106
Ratio of expenses to average net assets:
Before expense reimbursements	0.82%	1.78%	2.53%	2.47%		10.23	%(f)
After expense reimbursements	0.62%	1.25%	1.24%	1.25%		1.25	%(f)
Ratio of net investment income (loss) to average net assets (h)				9.30%		17.58	%(f)
Before expense reimbursements	3.77%	5.82%	5.26%
After expense reimbursements	3.96%	6.34%	6.55%
Portfolio turnover	18%	118%	38%	166%		33	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)

The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(i)	Audited by other independent registered public accounting firm.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton BDC Income Fund	Investor Shares			Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016 (b)(c)	Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (d)(i)
Net asset value, beginning of year	$9.01	$9.21	$8.51	$9.66		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.33	0.54	0.55	0.70		0.77
Net gain (loss) on securities (both realized and unrealized)	(0.19)	(0.19)	0.60	(1.17)		(0.62)
Total from investment operations	0.14	0.35	1.15	(0.47)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.39)	(0.55)	(0.45)	(0.68)		(0.49)
Distributions from capital gains	—	—	—
Total distributions	(0.39)	(0.55)	(0.45)	(0.68)		(0.49)
Net asset value, end of year	$8.76	$9.01	$9.21	$8.51		$9.66

Total return	1.69%	3.73%	16.98%	(4.83	)%(e)	1.56	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$10,262	$13,486	$13,614	$12,853		$11,658
Ratio of expenses to average net assets:
Before expense reimbursements	0.94%	2.04%	2.82%	2.66%		7.61	%(f)
After expense reimbursements	0.74%	1.50%	1.50%	1.45%		1.50	%(f)
Ratio of net investment income (loss) to average net assets (h)				7.89%		8.94	%(f)
Before expense reimbursements	3.52%	5.21%	5.16%
After expense reimbursements	3.71%	5.73%	6.48%
Portfolio turnover	18%	118%	38%	166%		33	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)

The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(i)	Audited by other independent registered public accounting firm.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Institutional Shares (c)				Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (i)		Year Ended March 31, 2014 (d)(i)
Net asset value, beginning of year	$8.64	$8.82	$10.65		$11.40		$10.22		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.11	0.28	0.23		0.26		0.27		0.25
Net gain (loss) on securities (both realized and unrealized)	(0.25)	0.07	0.07		0.02	(h)	1.58		0.23	(h)
Total from investment operations	(0.14)	0.35	0.30		0.28		1.85		0.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.53)	(0.38)		(0.48)		(0.60)		(0.18)
Distributions from return of capital		—	(0.18)		—		—		—
Distributions from capital gains		—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.16)	(0.53)	(2.13)		(1.03)		(0.67)		(0.26)
Net asset value, end of year	$8.34	$8.64	$8.82		$10.65		$11.40		$10.22

Total return	(1.52)%	3.98%	3.15%		2.90	%(e)	18.71	%(e)	5.01	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$122	$131	$908		$703		$15,295		$17,533
Ratio of expenses to average net assets:
Before expense reimbursements	0.82%	2.10%	2.49	%(f)	2.01%		2.21%		3.97	%(f)
After expense reimbursements	0.57%	1.17%	1.14	%(f)	1.15%		1.15%		1.15	%(f)
Ratio of net investment income (loss) to average net assets					2.40%		2.54%		3.09	%(f)
Before expense reimbursements	1.93%	2.20%	1.61	%(f)
After expense reimbursements	1.30%	3.13%	2.96	%(f)
Portfolio turnover	1%	41%	137	%(g)	99%		104%		86	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)

The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(i)	Audited by other independent registered public accounting firm.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Investor Shares (c)				Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016 (b)		Year Ended March 31, 2016 (i)		Year Ended March 31, 2015 (i)		Year Ended March 31, 2014 (d)(i)
Net asset value, beginning of year	$8.88	$8.85	$10.66		$11.40		$10.21		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.16	0.36	0.21		0.30		0.26		0.28
Net gain (loss) on securities (both realized and unrealized)	(0.31)	(0.04)	0.07		(0.03)		1.57		0.18	(h)
Total from investment operations	(0.15)	0.32	0.28		0.27		1.83		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	0.84	(0.29)	(0.35)		(0.46)		(0.57)		(0.17)
Distributions from return of capital	(1.00)	—	(0.17)		—		—		—
Distributions from capital gains	—	—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.16)	(0.29)	(2.09)		(1.01)		(0.64)		(0.25)
Net asset value, end of year	$8.57	$8.88	$8.85		$10.66		$11.40		$10.21

Total return	(1.59)%	3.72%	3.02%		2.79	%(e)	18.47	%(e)	4.83	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,933	$9,916	$14,898		$11,396		$20,677		$14,362
Ratio of expenses to average net assets:
Before expense reimbursements	0.95%	2.35%	2.72	%(f)	2.22%		2.46%		4.22	%(f)
After expense reimbursements	0.69%	1.42%	1.39	%(f)	1.36%		1.40%		1.40	%(f)
Ratio of net investment income (loss) to average net assets					2.75%		2.41%		3.47	%(f)
Before expense reimbursements	1.69%	2.53%	1.41	%(f)
After expense reimbursements	1.93%	3.46%	2.74	%(f)
Portfolio turnover	1%	41%	137	%(g)	99%		104%		86	%(g)

(a)	Calculated based upon average shares outstanding.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(d)

The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014. The inception date of Shelton Real Estate Income Fund is August 7, 2014; the commencement of operations and start of performance is August 11, 2014.

(e)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(f)	Annualized
(g)	Not annualized
(h)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(i)	Audited by other independent registered public accounting firm.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Tactical Credit Fund Investor Shares (c)	Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017	Year Ended April 30, 2017	Year Ended April 30, 2016 (b)	For the Period December 16, 2014* to April 30, 2015 (b)
Net asset value, beginning of year	$10.31	$10.59	$10.47	$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.28	0.38	0.63	0.55	0.11
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.22)	0.26	(0.08)	0.35
Total from investment operations	0.29	0.16	0.89	0.47	0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.44)	(0.77)	(0.35)	(0.08)
Distributions from capital gains	—	—	—	(0.03)
Total distributions	(0.25)	(0.44)	(0.77)	(0.38)	(0.08)
Net asset value, end of year	$10.35	$10.31	$10.59	$10.47	$10.38

Total return	2.81%	1.58%	8.84%	4.66%	4.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$15,096	$8,447	$16,112	$11,392	$126
Ratio of expenses to average net assets:
Before expense reimbursements	0.94%	1.91%	2.61%	2.91%	6.60%
After expense reimbursements	0.84%	1.67%	1.65%	1.86%	1.68%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.60%	5.10%	4.99%
After expense reimbursements	2.71%	5.34%	5.96%	5.29%	2.97%
Portfolio turnover	183%	239%	246%	695%	532%

Shelton Tactical Credit Fund Institutional Shares (c)	Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017	Year Ended April 30, 2017	Year Ended April 30, 2016 (b)	For the Period December 16, 2014* to April 30, 2015 (b)
Net asset value, beginning of year	$10.36	$10.62	$10.46	$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.30	0.39	0.67	0.56	0.12
Net gain (loss) on securities (both realized and unrealized)	(0.01)	(0.20)	0.27	(0.08)	0.34
Total from investment operations	0.29	0.19	0.94	0.48	0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.45)	(0.78)	(0.37)	(0.08)
Distributions from capital gains	—	—	—	(0.03)
Total distributions	(0.28)	(0.45)	(0.78)	(0.40)	(0.08)
Net asset value, end of year	$10.37	$10.36	$10.62	$10.46	$10.38

Total return	2.89%	1.79%	9.35%	4.78%	4.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$19,050	$17,256	$19,609	$16,139	$4,448
Ratio of expenses to average net assets:
Before expense reimbursements	0.82%	1.67%	2.34%	2.66%	6.35%
After expense reimbursements	0.71%	1.42%	1.39%	1.61%	1.42%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.72%	5.27%	5.42%
After expense reimbursements	2.84%	5.51%	6.37%	5.54%	3.22%
Portfolio turnover	183%	239%	246%	695%	532%

*	Commencement of operations.
(a)	Calculated based upon average shares outstanding.
(b)	Audited by other independent registered public accounting firm.
(c)	As of March 17, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Investor Shares (d)	Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017	Year Ended April 30, 2017	Year Ended April 30, 2016 (c)	Year Ended April 30, 2015 (c)	Year Ended April 30, 2014 (c)
Net asset value, beginning of year	$21.30	$18.02	$15.88	$21.16	$23.48	$20.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.17	0.08	0.17	0.19	0.17	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.07)	3.60	2.13	(4.97)	(2.34)	2.92
Total from investment operations	0.10	3.68	2.30	(4.78)	(2.17)	3.06
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.39)	(0.16)	(0.50)	(0.15)	(0.09)
Distributions from return of capital		(0.01)	—	—	—	—
Distributions from capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.18)	(0.40)	(0.16)	(0.50)	(0.15)	(0.12)
Redemption Fees		—	—	—	— (b)	— (b)
Net asset value, end of year	$21.22	$21.30	$18.02	$15.88	$21.16	$23.48

Total return	0.47%	20.53%	14.55%	(22.51)%	(9.18)%	14.90%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,274	$3,785	$4,488	$8,488	$31,583	$46,435
Ratio of expenses to average net assets:
Before expense reimbursements	0.72%	1.59%	2.02%	1.53%	1.45%	1.45%
After expense reimbursements	0.62%	1.24%	1.24%	1.48%	1.45%	1.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.68%	0.23%
After expense reimbursements	0.78%	0.58%	1.06%	1.11%	0.75%	0.67%
Portfolio turnover	16%	24%	41%	40%	8%	6%

(a)	Calculated based upon average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Audited by other independent registered public accounting firm.
(d)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Institutional Shares (d)	Six Months Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017	Year Ended April 30, 2017	Year Ended April 30, 2016 (c)	Year Ended April 30, 2015 (c)	Year Ended April 30, 2014 (c)
Net asset value, beginning of year	$21.34	$18.03	$15.90	$21.20	$23.53	$20.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.20	0.10	0.22	0.25	0.24	0.20
Net gain (loss) on securities (both realized and unrealized)	(0.05)	3.61	2.13	(5.01)	(2.36)	2.92
Total from investment operations	0.15	3.71	2.35	(4.76)	(2.12)	3.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	0.39	(0.22)	(0.54)	(0.21)	(0.15)
Distributions from return of capital	(0.01)	(0.01)	—	—	—	—
Distributions from capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.22)	0.40	(0.22)	(0.54)	(0.21)	(0.18)
Redemption Fees	—	—	—	—	— (b)	— (b)
Net asset value, end of year	$21.27	$21.34	$18.03	$15.90	$21.20	$23.53

Total return	0.64%	20.74%	14.89%	(22.36)%	(8.94)%	15.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$42,307	$42,824	$38,737	$44,133	$369,610	$347,791
Ratio of expenses to average net assets:
Before expense reimbursements	0.60%	1.32%	1.76%	1.28%	1.20%	1.20%
After expense reimbursements	0.50%	0.99%	0.99%	1.23%	1.20%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.84%	0.41%
After expense reimbursements	0.93%	0.74%	1.32%	1.36%	1.11%	0.92%
Portfolio turnover	16%	24%	41%	40%	8%	6%

(a)	Calculated based upon average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Audited by other independent registered public accounting firm.
(d)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.

See accompanying notes to financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2018

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of five separate series included in these financial statements. The SCM Trust is a Massachusetts business trust formed in July 1988.

Shelton Greater China Fund (“Greater China Fund”) is an open-end, diversified series of the Trust. The Fund commenced operations in May 1989 as the R.O.C. Taiwan Fund, a diversified, closed-end investment company. The R.O.C Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004. On October 10, 2011, the Fund registered with the SEC as a diversified, open-end management investment company and began operations as The Shelton Greater China Fund.

Shelton BDC Income Fund (“BDC Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is April 22, 2014, and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund.

Shelton Real Estate Income Fund (“Real Estate Income Fund”) is an open-end, non-diversified series of the Trust. The inception date is June 4, 2013, and the commencement date of operations is June 7, 2013. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016 Shelton became the advisor to the Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, non-diversified series of the Trust. The inception date is December 16, 2014. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. Prior to March 17, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares and Class C Shares of the Tactical Credit Fund received Investor Shares of the Tactical Credit Fund and holders of Advisor Class Shares received Institutional Shares of the Tactical Credit Fund.

Shelton International Select Equity Fund (“International Select Fund”) is an open-end, diversified series of the Trust. The inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation by creating a portfolio composed of primarily large capitalization international equity growth stocks. Effective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017. Prior to July 28, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares of the International Select Fund received Investor Shares of the International Select Equity Fund and holders of Class I Shares received Institutional Shares of the International Select Equity Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a) Security Valuation — Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(c) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(d) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2018

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(e) Concentration — The Greater China Fund concentrates its investments in publicly traded equities issued by corporations located in People’s Republic of China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent. Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

The Real Estate Income Fund concentrates its investments in real estate securities (i.e., securities of issuers in the real estate industry), including securities issued by REITs. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers their potential for capital appreciation. The Advisor considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified. The Fund invests in both equity and debt securities, and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Advisor to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Advisor. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and CMBS. Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as ‘‘junk’’ bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges. The Fund may invest up to 15% of its net assets in illiquid securities

The BDC Income Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (‘‘BDCs’’) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks; and preferred stocks. In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

(f) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
Greater China Fund	$8,077,419	$—	$—	$8,077,419
BDC Income Fund	11,648,415	—	49,402	11,697,817
Real Estate Income Fund	6,979,915	—	—	6,979,915
Tactical Credit Fund	—	28,979,742	—	28,979,742
International Select Fund	44,034,976	—	—	44,034,976
Total investments in securities	$70,740,725	$28,979,742	$49,402	$99,769,869

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of Corporate Debt by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Level 3 Securities	BDC Income Fund
Beginning Balance	$54,221
Net Purchases	—
Net Sales	—
Total Realized Gain (Loss)	(4,819)
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$49,402

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	All Net Assets
Greater China Fund	1.25%
BDC Income Fund	0.90%
Real Estate Income Fund	0.80%
Tactical Credit Fund	1.17%
International Select Fund	0.74%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended June 30, 2018 are as follows:

	Voluntary Expense Limitation
Fund	Direct Shares	Institutional Shares	Investor Shares	Expiration
Greater China Fund	1.98%	N/A	N/A	5/1/19
BDC Income Fund	N/A	1.25%	1.50%	5/1/19
Real Estate Income Fund	N/A	1.17%	1.42%	5/1/19
Tactical Credit Fund	N/A	1.42%	1.67%	5/1/19
International Select Fund	N/A	0.99	1.24%	5/1/19

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2018

At December 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,392,120. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/18	Expires 3/31/19	Expires 4/30/19	Expires 12/31/19	Expires 4/30/20
Greater China Fund	$58,370	$—	$—	$84,130	$—
BDC Income Fund	—	281,806	—	160,178	—
Real Estate Income Fund	—	305,545	—	154,139	—
Tactical Credit Fund	—	—	359,405	—	315,415
International Select Fund	—	—	—	—	272,685
Total	$58,370	$587,351	$359,405	$398,447	$588,100

Fund (Continued)	Expires 12/31/20	Total
Greater China Fund	$53,237	$195,737
BDC Income Fund	81,015	651,501
Real Estate Income Fund	113,675	672,183
Tactical Credit Fund	46,709	721,529
International Select Fund	105,811	372,997
Total	$400,447	$2,392,120

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton Capital. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The SCM Trust adopted a Distribution Plan (the “Plan”), as amended (date), pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays the Distributor, an affiliate of Shelton Capital, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended June 30, 2018 the following were paid:

Fund	Class Investor 12b-1 Fees
BDC Income Fund	$15,285
Real Estate Income Fund	9,798
Tactical Credit Fund (Formerly Class A Shares)	15,784
International Select Fund (Formerly Class A Shares)	4,425

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2018 were as follows:

Fund	Purchases	Sales
Greater China Fund	$1,482,269	$1,870,441
BDC Income Fund	2,480,544	4,098,433
Real Estate Income Fund	104,048	2,399,713
Tactical Credit Fund	46,795,083	45,949,596
International Select Fund	7,197,929	8,783,308

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2018

NOTE 4 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2018, permanent differences resulting from different book and tax accounting for expiration of capital loss carryforwards, PFIC Reclasses and treatment of foreign currency gains have been reclassified. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
Greater China Fund	$(10,930,578)	$(5,262)	$10,935,840
BDC Income Fund	(64,188)	64,188	—
Real Estate Income Fund	(38,866)	(26,615)	65,481
Tactical Credit Fund	—	—	—
International Select Fund	—	(12,396)	12,396

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2017 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Greater China Fund	$41,700	$—	$(623,452)	$2,372,786	$—	$1,791,034
BDC Income Fund	61,253	—	(3,074,479)	(464,093)	—	(3,477,319)
Real Estate Income Fund	8,877	16,859	(1,426,240)	494,031	(21,913)	(928,386)
Tactical Credit Fund	12,572	—	(1,415,209)	306,553	—	(1,096,084)
International Select Fund	—	—	(59,688,076)	13,202,029	(1,273)	(46,487,320)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

Elective Deferrals:

The Real Estate Income Fund and International Select Fund has elected to defer $21,913 and $1,273 respectively of ordinary income losses to the period ended December 31, 2018.

Capital Losses: Capital loss carry forwards, as of December 31, 2017, available to offset future capital gains, if any, are as follows:

Expiring	Greater China Fund	BDC Income Fund	Real Estate Income Fund*	Tactical Credit Fund	International Select Fund
Long Term with No Expiration	$—	$726,516	$122,324	$—	$55,970,420
Short Term with No Expiration	623,452	2,347,963	1,303,916	1,415,209	3,717,656
Total	$623,452	$3,074,479	$1,426,240	$1,415,209	$59,688,076

*	Subject to limitations under §382 of the Code

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during are as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Total Distributions
Greater China Fund	December 31, 2016	$—	$169,576	$—	$169,576
	December 31, 2017	—	187,315	—	187,315
BDC Income Fund	March 31, 2016	—	1,895,840	—	1,895,840
	December 31, 2016(b)	—	766,967	—	766,967
	December 31, 2017	—	905,673	—	905,673
Real Estate Income Fund	March 31, 2016	—	1,312,311	1,310,714	2,623,025
	December 31, 2016(b)	262,427	1,141,052	1,533,581	2,937,060
	December 31, 2017	—	390,622	—	390,622
Tactical Credit Fund	April 30, 2017	—	$2,263,666	—	2,263,666
	December 31, 2017 (c)	—	1,223,898	—	1,223,898
International Select Fund	April 30, 2017	—	$557,960	—	557,960
	December 31, 2017 (c)	25,276	881,057	—	906,333

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2017.
(b)	For the period April 1, 2016 to December 31, 2016.
(c)	For the period May 1, 2017 to December 31, 2017.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2018

Note 5 – SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

SCM Trust	Additional Information (Unaudited)	June 30, 2018

Funds Holdings (Unaudited)

The Fund holdings shown in this report are as of June 30, 2018. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the Form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Fund:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman, Trustee, and President	Since June, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since June, 2011
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since June, 2011
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since June, 2011
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer, Secretary	Since March, 2017

The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present. ETSpreads, 2007 to present.
Kevin T. Kogler

President & Founder of MicroBiz LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2005 to 2006. ETSpreads, 2007 to present.

Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris LLP (law firm), 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to Present. ETSpreads, 2007 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance/CCO, HarbourVest Partners, 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2018

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●	The Investment Advisory Agreement (the “Advisory Agreement”) dated October 11, 2016 between SCM Trust, on behalf of the funds listed below, and Shelton Capital Management (“SCM”):

o	Shelton International Select Equity Fund;

o	Shelton BDC Income Fund;

o	Shelton Greater China Fund;

o	Shelton Real Estate Income Fund; and

o	Shelton Tactical Credit Fund.

At a meeting held in-person on February 7-8, 2018, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for an additional one-year period ending March 31, 2019:

Prior to the meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds), descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreement with SCM representatives, and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM, respectively, are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●	For the International Select Equity Fund, it was noted that the performance of the Fund was in the top 1% over the 1-year period.

●	For the Shelton BDC Income Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year and 3-year periods.

●	For the Shelton Greater China Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year, 3-year, and 10-year period and the fourth quartile over the 5-year periods.

●	For the Shelton Real Estate Income Fund, it was noted that the performance of the Fund was in the third quartile over the 3-year and 5-year

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2018 (Continued)

periods.

●	For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund was in the top 1% for the 3-year period and in the second quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds. The Trustees also noted the Funds pay certain administrative services that were previously provided to the Funds by SCM at SCM’s expense.

The Board noted that the total management fees charged to most Funds were generally higher than the industry median for comparable funds, with the exception of the International Select Equity Fund, which was at median.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds (and excluding acquired fund fees and expenses for the Shelton BDC Income Fund), were generally slightly or significantly below the industry median for other comparable funds, with the exception of the Shelton Greater China Fund, which was above median.

Comparable Accounts

The Board noted certain information provided by SCM regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the applicable Funds, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds.

The Board also considered that SCM does not receive material indirect benefits from managing the applicable Funds. For example, SCM does not seek to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: September 7, 2018

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: September 7, 2018